Statements of Cash Flows (Audited) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net loss for the year	$ (48,820)	$ (125,036)	$ (1,044,863)
Items not involving cash:
Interest expense on loan and convertible debentures	36,109	36,158	31,723
Impairment loss of investment			1
Impairment loss of mineral property (note 5)			40,001
Loss/(Gain) on debt settlement	(53,371)		887,222
	66,082	88,878	85,916
Changes in non-cash working capital (note 11)	(29,263)	53,176	37,489
Cash used in operating activities	(95,345)	(35,702)	(48,427)
Investing Activities
Purchase of mineral property interest	(44,991)	(53,001)
Cash used in investing activities	(44,991)	(53,001)
Financing Activities
Private placement, net of share issue costs	200,000	48,000
Share issue cost			(254)
Proceeds from loan payable			50,000
Proceed from related party loan		64,200	44,240
Repayment of loan from related party	(41,482)	(24,986)	(43,957)
Cash provided by financing activities	158,518	87,214	50,029
Net increase (decrease) in cash	18,182	(1,489)	1,602
Cash, beginning	122	1,611	9
Cash, ending	$ 18,304	$ 122	$ 1,611